Fair Value Measurements (Details Textuals) (USD $)	12 Months Ended
	Dec. 29, 2013		Dec. 30, 2012		Jan. 01, 2012	Jan. 02, 2011
Derivative [Line Items]
Maximum Length of Time Hedged in Foreign Currency Cash Flow Hedge	18 months
Fair Value Measurements (Textuals)
Deferred net gains on derivatives included in accumulated other comprehensive income	$ 245,000,000		$ 8,000,000		$ (168,000,000)	$ 100,000,000
Reclassification of foreign exchange contracts into earnings, period	next 12 months
Other income/(expense), net, related to foreign exchange contracts, non hedging	32,000,000		48,000,000
Other investments	333,000,000	[1]
Interest Rate Contract [Member]
Derivative [Line Items]
Derivative, notional amount	1,000,000,000
Non-current assets included in interest rate contracts	169,000,000		96,000,000
Non-current liabilities included in interest rate contracts	19,000,000		4,000,000
Foreign exchange contracts [Member]
Derivative [Line Items]
Derivative, notional amount	26,900,000,000
Cross currency interest rate swaps [Member]
Derivative [Line Items]
Derivative, notional amount	2,400,000,000
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements (Textuals)
Other investments	$ 333,000,000	[1]	$ 1,247,000,000	[1],[2]

[1]	Classified as non-current other assets. The change in the fair value from December 30, 2012 was primarily due to the sale of Elan American Depositary Shares.
[2]	2012 assets and liabilities are all classified as Level 2 with the exception of Other investments of $1,247 million, which are classified as Level 1.